Liability under insurance contracts and reinsurance contracts - Summary of insurance contracts that did not apply the premium allocation approach recognized (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	₩ 0	₩ 0
Contract recognized for the first time in the period Loss burden contract set	15,691	68,616
Total	15,691	68,616
Other than insurance acquisition cash flow amount [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	2,790,412	2,314,596
Contract recognized for the first time in the period Loss burden contract set	154,524	705,278
Total	2,944,936	3,019,874
Insurance acquisition cash flow amount [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	975,895	783,758
Contract recognized for the first time in the period Loss burden contract set	63,685	120,272
Total	1,039,580	904,030
Present value estimate of future cash inflows [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	(4,766,973)	(3,948,951)
Contract recognized for the first time in the period Loss burden contract set	(209,150)	(767,050)
Total	(4,976,123)	(4,716,001)
Risk adjustment for non-financial risks [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	98,721	96,846
Contract recognized for the first time in the period Loss burden contract set	6,632	10,116
Total	105,353	106,962
Contractual service margin [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	901,945	753,751
Contract recognized for the first time in the period Loss burden contract set	0	0
Total	₩ 901,945	₩ 753,751